Subsequent Events	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent events

12. Subsequent events

The Company has evaluated events subsequent through April 25, 2024, the date of issuance of the unaudited condensed financial statements were issued and noted that there are no other subsequent events.

13.	Subsequent events

The Company has evaluated events subsequent through November 13, 2024, the date on which the consolidated financial statements were issued and noted that there are no other subsequent events.